UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:              |X|; Amendment Number: 1

This  Amendment  (Check  only  one):  |X|  is  a  restatement*
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:            Cadian Capital Management, LLC

Address:         535 Madison Ave.
                 36th Floor
                 New York, New York 10022

13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Carl Lesaca
Title:   Chief Financial Officer
Phone:   (212) 792-8800


Signature, Place and Date of Signing:

/s/ Carl Lesaca              New York, New York                May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


--------
* Valuations for the following securities were corrected: VIRNETX HLDG CORP, CUSIP 92823T108

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total:  $3,606,494
                                         (thousands)


List of Other Included Managers:

No.              Form 13F File Number              Name

1.              028-12841                          Cadian Fund LP

2.              028-12845                          Cadian Offshore Fund Ltd.


                                           FORM 13F INFORMATION TABLE
                                         Cadian Capital Management, LLC
                                                 March 31, 2013



COLUMN 1                      COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                     VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP      (X$1000)   PRN AMT    PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
--------------                --------       -----      --------   -------    --- ----  ----------  --------   ----     ------  ----
AUTODESK INC                  COM            052769106  113,617     2,754,340 SH        DEFINED     1,2         2,754,340
ALTERA CORP                   COM            021441100  141,287     3,984,400 SH        DEFINED     1,2         3,984,400
AMKOR TECHNOLOGY INC          COM            031652100    9,653     2,413,145 SH        DEFINED     1,2         2,413,145
AXIALL CORP                   COM            05463D100   88,230     1,419,400 SH        DEFINED     1,2         1,419,400
ACUITY BRANDS INC             COM            00508Y102    6,242        90,000 SH        DEFINED     1,2            90,000
RESEARCH IN MOTION LTD        COM            760975102   49,474     3,425,000 SH        DEFINED     1,2         3,425,000
BOISE CASCADE CO DEL          COM            09739D100    3,394       100,000 SH        DEFINED     1,2           100,000
GENERAL CABLE CORP DEL NEW    COM            369300108  181,135     4,945,000 SH        DEFINED     1,2         4,945,000
INFOBLOX INC                  COM            45672H104   15,882       731,887 SH        DEFINED     1,2           731,887
CAREFUSION CORP               COM            14170T101   20,828       595,257 SH        DEFINED     1,2           595,257
CHECK POINT SOFTWARE TECH LT  ORD            M22465104    1,175        25,000 SH        DEFINED     1,2            25,000
CIENA CORP                    COM NEW        171779309    8,405       525,000 SH        DEFINED     1,2           525,000
DISH NETWORK CORP             CL A           25470M109   29,385       775,334 SH        DEFINED     1,2           775,334
AMDOCS LTD                    ORD            G02602103   82,142     2,265,983 SH        DEFINED     1,2         2,265,983
DAVITA HEALTCARE PARTNERS I   COM            23918K108   12,571       106,000 SH        DEFINED     1,2           106,000
ELECTRONICS FOR IMAGING INC   COM            286082102   26,154     1,031,300 SH        DEFINED     1,2         1,031,300
E M C CORP MASS               COM            268648102  204,819     8,573,440 SH        DEFINED     1,2         8,573,440
EASTMAN CHEM CO               COM            277432100   42,312       605,578 SH        DEFINED     1,2           605,578
F5 NETWORKS INC               COM            315616102   45,280       508,312 SH        DEFINED     1,2           508,312
FORTINET INC                  COM            34959E109    4,381       185,000 SH        DEFINED     1,2           185,000
GOOGLE INC                    CL A           38259P508  116,909       147,206 SH        DEFINED     1,2           147,206
GREEN PLAINS RENEWABLE ENERG  COM            393222104    2,288       200,000 SH        DEFINED     1,2           200,000
HORNBECK OFFSHORE SVCS INC N  COM            440543106   13,706       295,000 SH        DEFINED     1,2           295,000
INTERNATIONAL BUSINESS MACHS  COM            459200101    2,773        13,000 SH        DEFINED     1,2            13,000
INFORMATICA CORP              COM            45666Q102   96,344     2,795,000 SH        DEFINED     1,2         2,795,000
INVENSENSE INC                COM            46123D205      320        30,000 SH        DEFINED     1,2            30,000
JOHNSON CTLS INC              COM            478366107   41,032     1,170,000 SH        DEFINED     1,2         1,170,000
KEMET CORP                    COM NEW        488360207   27,659     4,425,400 SH        DEFINED     1,2         4,425,400
LIBERTY GLOBAL INC            COM SER C      530555309   10,295       150,000 SH        DEFINED     1,2           150,000
LOGMEIN INC                   COM            54142L109   70,504     3,668,282 SH        DEFINED     1,2         3,668,282
LAM RESEARCH CORP             COM            512807108   91,633     2,210,147 SH        DEFINED     1,2         2,210,147
LATTICE SEMICONDUCTOR CORP    COM            518415104   51,995     9,531,608 SH        DEFINED     1,2         9,531,608
LTX-CREDENCE CORP             COM NEW        502403207    9,891     1,637,634 SH        DEFINED     1,2         1,637,634
MOODYS CORP                   COM            615369105    3,732        70,000 SH        DEFINED     1,2            70,000
NATIONAL CINEMEDIA INC        COM            635309107    4,734       300,000 SH        DEFINED     1,2           300,000
NCR CORP NEW                  COM            62886E108  219,328     7,958,200 SH        DEFINED     1,2         7,958,200
NICE SYS LTD                  SPONSORED ADR  653656108    9,289       252,211 SH        DEFINED     1,2           252,211
NETAPP INC                    COM            64110D104  133,245     3,900,620 SH        DEFINED     1,2         3,900,620
NETSCOUT SYS INC              COM            64115T104   13,321       542,153 SH        DEFINED     1,2           542,153
ON SEMICONDUCTOR CORP         COM            682189105  159,703    19,299,401 SH        DEFINED     1,2        19,299,401
PANDORA MEDIA INC             COM            698354107   37,878     2,675,000 SH        DEFINED     1,2         2,675,000
PALO ALTO NETWORKS INC        COM            697435105   16,437       290,400 SH        DEFINED     1,2           290,400
PMC-SIERRA INC                COM            69344F106  165,329    24,348,850 SH        DEFINED     1,2        24,348,850
PTC INC                       COM            69370C100   83,538     3,277,300 SH        DEFINED     1,2         3,277,300
RADWARE LTD                   ORD            M81873107   71,331     1,890,552 SH        DEFINED     1,2         1,890,552
ROCK-TENN CO                  CL A           772739207   51,035       550,000 SH        DEFINED     1,2           550,000
ROCKWOOD HLDGS INC            COM            774415103  147,397     2,252,406 SH        DEFINED     1,2         2,252,406
RPX CORP                      COM            74972G103   46,601     3,302,718 SH        DEFINED     1,2         3,302,718
COMSCORE INC                  COM            20564W105   60,707     3,617,805 SH        DEFINED     1,2         3,617,805
SHUTTERFLY INC                COM            82568P304   11,966       270,912 SH        DEFINED     1,2           270,912
SODASTREAM INTERNATIONAL LTD  USD SHS        M9068E105   62,815     1,265,401 SH        DEFINED     1,2         1,265,401
STEC INC                      COM            784774101   11,588     2,621,750 SH        DEFINED     1,2         2,621,750
THORATEC CORP                 COM NEW        885175307   99,401     2,650,840 SH        DEFINED     1,2         2,650,840
TIVO INC                      COM            888706108   16,355     1,320,000 SH        DEFINED     1,2         1,320,000
TESLA MTRS INC                COM            88160R101      400        10,550 SH        DEFINED     1,2            10,550
TESLA MTRS INC                COM            88160R101   35,996       950,000     PUT   DEFINED     1,2           950,000
TESLA MTRS INC                COM            88160R101    7,578       200,000     PUT   DEFINED     1,2           200,000
TESLA MTRS INC                COM            88160R101   18,945       500,000     PUT   DEFINED     1,2           500,000
TESLA MTRS INC                COM            88160R101   11,367       300,000     PUT   DEFINED     1,2           300,000
VIRNETX HLDG CORP             COM            92823T108    7,983       416,446 SH        DEFINED     1,2           416,446
VIRNETX HLDG CORP             COM            92823T108    1,917       100,000     PUT   DEFINED     1,2           100,000
VIRNETX HLDG CORP             COM            92823T108   22,046     1,150,000     PUT   DEFINED     1,2         1,150,000
VIRNETX HLDG CORP             COM            92823T108      383        20,000     PUT   DEFINED     1,2            20,000
VMWARE INC                    CL A COM       928563402   68,472       868,051 SH        DEFINED     1,2           868,051
VERINT SYS INC                COM            92343X100  156,089     4,270,568 SH        DEFINED     1,2         4,270,568
WATERS CORP                   COM            941848103   27,703       295,000 SH        DEFINED     1,2           295,000
WESTLAKE CHEM CORP            COM            960413102   70,125       750,000     PUT   DEFINED     1,2           750,000
YELP INC                      CL A           985817105    6,165       260,000 SH        DEFINED     1,2           260,000
YAHOO INC                     COM            984332106  123,880     5,265,000 SH        DEFINED     1,2         5,265,000


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